INITIAL PUBLIC OFFERING (Details) - Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] - $ / shares		12 Months Ended
	Jul. 07, 2020	Dec. 31, 2021
Subsidiary Sale Of Stock [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Initial Public Offering
Subsidiary Sale Of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	27,600,000	27,600,000
Price per share		$ 10.00
Number of shares in a unit		1
Number of warrants in a unit		0.5
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Subsidiary Sale Of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	3,600,000	3,600,000